Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Hartford Investments Canada Corporation [Member]	Dec. 31, 2010 Hartford Advantage Investment Limited [Member]
Revenue
Fee income and other	$ 563	$ 609	$ 665
Disposal Group, Including Discontinued Operation, Net Investment Income, Securities Available-for-sale and Other	10	8	9
Disposal Group, Including Discontinued Operation, Net Investment Income, Equity Securities, Trading	201	(14)	238
Net investment income (loss)	211	(6)	247
Net realized capital gains	68	78	(31)
Total revenues	842	681	881
Disposal Group, Including Discontinued Operation, Benefits Losses and Loss Adjustment Expenses	0	(1)	7
Disposal Group, Including Discontinued Operation Benefits, Losses and Loss Adjustment Expenses, Returns Credited on International Variable Annuities	201	(14)	238
Benefits, losses and expenses
Insurance operating costs and other expenses	410	541	426
Amortization of DAC	35	47	68
Goodwill impairment	149	0	0
Total benefits, losses and expenses	795	573	739
Income (loss) before income taxes	47	108	142
Income tax expense (benefit)	(14)	50	47
Income (loss) from operations of discontinued operations, net of tax	61	58	95
Net realized capital gain on disposal, net of tax	0	0	37	41	4
Income (loss) from discontinued operations, net of tax	$ 61	$ 58	$ 132